Summary of Significant Accounting Policies (Video Production and Acquisition Costs and Licensed Video Copyrights and Goodwill) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Significant Accounting Policies [Line Items]
Amortization and write-down of licensed video copyrights	$ 0	$ 0	$ 3,721,696
Impairment of goodwill	6,232,770	0	0
Licensed video copyrights [Member]
Schedule of Significant Accounting Policies [Line Items]
Amortization and write-down of licensed video copyrights	$ 0	$ 0	$ 3,721,696
Minimum [Member] | Licensed video copyrights [Member]
Schedule of Significant Accounting Policies [Line Items]
Licensed video copyrights, amortized periods	1 year
Maximum [Member] | Licensed video copyrights [Member]
Schedule of Significant Accounting Policies [Line Items]
Licensed video copyrights, amortized periods	3 years